STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory Accounting Practices [Line Items]
Profit appropriation made	¥ 1,509		¥ 0	¥ 0
Statutory reserve accrued		¥ 92
Restricted net assets		¥ 153,943	¥ 153,851	¥ 163,350
PRC
Statutory Accounting Practices [Line Items]
Required maximum percentage of statutory surplus reserve to registered capital		50.00%
Required minimum percentage of after tax profits to allocate to statutory common reserve		10.00%
Maximum
Statutory Accounting Practices [Line Items]
Percentage of profit appropriation made to reserve fund required amount of registered capital	50.00%